Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Net operating loss carry-forwards	(0.20%)	(1.30%)	(0.90%)
Non-utilized operating losses	3.20%	1.40%	0.10%
Foreign tax rate variances	(7.30%)	(7.50%)	(8.60%)
State taxes, net of federal benefit	0.30%	0.50%	0.80%
Earnings of equity investments	(0.40%)	(0.30%)	(0.20%)
Tax credits	(3.20%)	(3.00%)	(3.30%)
Changes in tax reserves	0.00%	(2.40%)	(0.40%)
Cost of double taxation	0.90%	0.70%	1.90%
Withholding taxes	1.30%	1.90%	2.70%
Statutory Investment Allowances	(2.30%)	(1.40%)	0.00%
Antitrust Settlement	0.90%
Other, net	(0.80%)	0.70%	(1.00%)
Effective income tax rate	27.40%	24.30%	26.10%